ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Cycurion, Inc. (f/k/a KAE Holdings, Inc.; f/k/a Cyber Secure Solutions, Inc.)(the “Company,” the “Cycurion,” “we,” “us,” or “our”) was incorporated on October 12, 2017, in the state of Delaware. Through its subsidiaries, the Company provides information technology security solutions. The Company continually strives to deliver services in the areas of risk management, cybersecurity, information assurance, systems engineering and help desk solutions. The Company is headquartered in McLean, Virginia. On July 14, 2020, the Company changed its corporate name from KAE Holdings, Inc. to Cyber Secure Solutions, Inc., and, on February 24, 2021, to Cycurion, Inc.

The Company has two first-tier wholly-owned subsidiaries, Cycurion Sub, Inc. (formerly Cycurion, Inc., until February 14, 2025) and Cycurion Crypto Inc., a Delaware corporation formed in July 2025, and four indirectly wholly-owned second-tier subsidiaries: (i) Axxum Technologies LLC (“Axxum”), a Virginia limited liability company formed in December 2006, (ii) Cloudburst Security LLC (“Cloudburst”), a Virginia limited liability company formed in January 2007, (iii) Secuvant LLC (“Secuvant”), a Utah limited liability company formed in 2014 and (iv) Cycurion Innovation, Inc., a Delaware corporation formed in September 2021 (“Cycurion Innovation”), in connection with our acquisition of assets from Sabres Security Ltd. (“Sabres”), a leading Israeli-based cybersecurity provider.

Business Combination

On February 14, 2025, the Company completed the business combination and transactions (the “Business Combination”) as set forth in an Agreement and Plan of Merger, dated November 21, 2022, as amended on April 26, 2024, December 31, 2024 and February 13, 2025 (the “Merger Agreement”), by and among Western Acquisition Ventures Corp. (“Western”), Western Acquisition Merger Inc., a Delaware corporation and a wholly-owned subsidiary of Western (“Merger Sub”), and Cycurion Sub, Inc., a Delaware corporation formerly known as Cycurion, Inc. (“Cycurion Sub”). As contemplated by the Merger Agreement, Merger Sub merged with and into Cycurion Sub with Cycurion Sub as surviving the merger as a wholly owned subsidiary of Western. In addition, in connection with the consummation of the Business Combination, Western was renamed “Cycurion, Inc.”

As a result of the Business Combination, each common share of Cycurion Sub was cancelled and converted into shares of the Company’s common stock, on the terms set forth in the Merger Agreement. Pursuant to the terms of the Merger Agreement, the aggregate number of shares of the Company’s common stock that was delivered as consideration in the Business Combination was capped at 500,000 shares. Concurrently with the completion of the Business Combination, the Company issued an aggregate of 218,102 shares of common stock, 106,816 shares of Series A convertible preferred stock (“Series A Convertible Preferred Stock”), 3,000 shares of Series B convertible preferred stock (“Series B Convertible Preferred Stock”), 4,851 shares of Series C convertible preferred stock (“Series C Convertible Preferred Stock”), 6,666,666 shares of Series D convertible preferred stock (“Series D Convertible Preferred Stock”), 22,696 Series A warrants, 200,000 Series B warrants, 242,424 Series D warrants, 9,006 common stock warrants, 15,760 shares of common stock issued in connection with the Series D private placement, 16,667 shares of common stock issued to A.G.P./Alliance Global Partners (“A.G.P.”), 8,333 shares of common stock issued to Seward & Kissel LLP and 2,627 shares of common stock issued to Baker & Hostetler LLP.

The Business Combination was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) because Cycurion was the operating company and was determined to be the accounting acquirer under Financial Accounting Standards Board’s Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”), while Western was a blank check company.

Under the reverse recapitalization model, the Business Combination was treated as Cycurion issuing equity for the net assets of Western, with no goodwill or intangible assets recorded.

While Western was the legal acquirer in the Business Combination, Cycurion Sub was deemed to be the accounting acquiror prior to the Business Combination. Accordingly, the historical financial statements of Cycurion Sub became the historical financial statements of the combined company upon the consummation of the Business Combination. As a result, the financial statements reflect (i) the historical operating results of Cycurion Sub prior to the Business Combination; (ii) the combined results of Western and Cycurion Sub following the closing of the Business Combination; (iii) the assets and liabilities of Cycurion Sub at their historical cost; and (iv) Cycurion’s equity structure for all periods presented.

In accordance with the applicable guidance, the equity structure has been retroactively restated in all comparative periods up to the closing date of the Business Combination to reflect the number of shares of the Company’s common stock issued to Cycurion Sub common stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Cycurion Sub prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination.

Going Concern

The accompanying financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company on a going concern basis. The going concern basis assumes that assets are realized, and liabilities are settled in the ordinary course of business at amounts disclosed in the financial statements. As of June 30, 2026, there was substantial doubt regarding the Company’s ability to continue as a going concern, as the Company had a net working capital deficit and an accumulated deficit resulting from substantial losses incurred during the three and six months ended June 30, 2026 and from prior periods. The Company’s ability to continue as a going concern depends upon its ability to market and sell its products to generate positive operating cash flows. As of June 30, 2026, the Company had an accumulated deficit of $32.8 million and a working capital deficit of $13.6 million. In addition, the Company had a net cash outflow of $6.2 million from operating activities during the six months ended June 30, 2026. These circumstances continued to give rise to substantial doubt as to whether the Company will be able to continue as a going concern and did not alleviate the doubt outstanding from 2025.

Management’s plan is to continue improving operations to generate positive cash flows and raise additional capital through equity and other financing transactions. Management believes that the valuation and liquidity brought by a public offering of its securities will allow holders of convertibles notes, and convertible preferred stockholders the mechanism to convert their securities into common stock that will reduce the Company’s overall leverage and debt service requirement. If the Company is not able to continue generating positive operating cash flows, and raise additional capital, there is the risk that the Company may become insolvent.

Emerging Growth Company

The Company is an emerging growth company as defined in Section 102(b)(1) of the Jumpstart Our Business Start-ups Act of 2012 (the “JOBS Act”), which exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparisons of the Company’s financial statements with those of other public companies difficult or impossible because of the potential differences in accounting standards used.

Nasdaq Communications

On August 21, 2025, the Company announced that we received formal notification on August 19, 2025 and August 20, 2025 from the Nasdaq Stock Market (“Nasdaq”) regarding its previous deficiencies. On August 19, 2025, Nasdaq determined that the Company complies with Nasdaq Listing Rule 5450(b)(1)(A), which requires a minimum of $10,000,000 in stockholders’ equity (“Equity Rule”), based on our Form 10-Q for the period ended June 30, 2025, evidencing stockholders’ equity of $10,448,853. Reference is made to the April 11, 2025 notification for failure to maintain a minimum market value of listed securities of $50,000,000 over the previous 30 consecutive business days as set forth in Listing Rule 5450(b)(2)(A) (“MVLS Rule”). As we are in compliance with the Equity Rule, Nasdaq notified us that the matter regarding the MVLS Rule is now closed. Additionally, on August 20, 2025, the Company received formal notification from Nasdaq, determining that for the last 10 consecutive business days, from August 5, 2025 to August 18, 2025, our market value of publicly held shares (“MVPHS”) has been $5,000,000 or greater set forth in Nasdaq Listing Rule 5450(b)(1)(C) (“MVPHS Rule”), and that we have regained compliance with the MVPHS Rule.

On October 14, 2025, we received written notice from the staff of Nasdaq Listing Qualifications (the “Staff”) that it has determined to commence proceedings to delist our common stock from the Nasdaq Global Market. As previously announced in a Current Report filed with the U.S. Securities and Exchange Commission (the “SEC”), on April 15, 2025, the Staff notified the Company on April 9, 2025 that, for the prior 30 consecutive business days, the closing bid price of our common stock had been below the minimum of $1.00 per share required for continued listing on The Nasdaq Global Market under Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Rule”). The notification letter stated that we would be afforded 180 calendar days, or until October 6, 2025, to regain compliance. The Company did not regain compliance with the Bid Price Rule by October 6, 2025, and the listed security was subject to delisting from The Nasdaq Global Market.

On October 20, 2025, the Company submitted its request to the Nasdaq Global Market to appeal the Staff’s determination to a Hearings Panel (the “Panel”) pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series, which stayed the suspension of the Company’s securities and the filing of a Form 25-NSE with the SEC that would remove the Company’s shares of common stock from listing and registration on The Nasdaq Stock Market. The Company’s hearing was scheduled for November 20, 2025.

On November 11, 2025, the Company announced that it received a letter from Nasdaq stating that Nasdaq has determined that the Company has regained compliance with Nasdaq’s Bid Price Rule requirement under Listing Rule 5450(a)(1). The Company is now in compliance with Nasdaq Global Market’s listing requirements. Additionally, Nasdaq confirmed that the previously scheduled hearing before the Panel on November 20, 2025 has been canceled.

On July 16, 2026, the Company received written notice, dated July 10, 2026, that the closing bid price of the Company’s common stock was below the $1.00 per share minimum required for continued listing for the 31 consecutive business days from May 26, 2026 through July 9, 2026. Nasdaq determined that the Company does not comply with Nasdaq Listing Rule 5550(a)(1), which requires listed securities to maintain a minimum bid price of $1.00 per share. Because the Company effected a 1-for-30 reverse stock split on October 27, 2025, Nasdaq further determined that the Company is not eligible for the customary 180-calendar day compliance period under Nasdaq Listing Rule 5810(c)(3)(A)(iv), which applies when an issuer has effected a reverse stock split within the prior one-year period, and absent a timely hearing request, trading in the Company’s securities is expected to be suspended at the opening of business on July 21, 2026.

On July 22, 2026, the Company announced that it had requested a hearing before the Nasdaq Hearings Panel (the “Panel”) to appeal the delisting determination the Company received on July 10, 2026, relating to the minimum bid price requirement under Nasdaq Listing Rule 5550(a)(1). The hearing has been scheduled for August 20, 2026.

The Company’s hearing request has stayed any suspension or delisting action pending the hearing and the expiration of any extension period that may be granted by the Panel following the hearing. Accordingly, the Company’s common stock is expected to continue to trade on The Nasdaq Global Market under the symbol “CYCU” at least through August 20, 2026. At the hearing, the Company intends to present its plan to regain and maintain compliance with the applicable Nasdaq listing standards.

Reverse Stock Split

On October 27, 2025, the Company announced a one-for-thirty reverse stock split of the Company’s shares of common stock, par value $0.0001 per share (the “Reverse Stock Split”) that took effect with the commencement of business on October 27, 2025.

The Company effected the Reverse Stock Split by filing the Second Amendment to the Second Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware. The Company’s shares of common stock began trading on a split-adjusted basis on The Nasdaq Global Market, when the market opened on October 27, 2025, under the existing trading symbol “CYCU” and new CUSIP number 95758L305.

As a result of the Reverse Stock Split, every thirty of the Company’s issued shares of common stock was combined into one issued share of common stock, without any change to the par value per share and without any change in the total number of authorized shares of common stock. The number of outstanding shares of common stock was reduced from approximately 86,533,435 shares to approximately 2,884,447 shares. All share and per-share amounts presented in these financial statements have been retroactively adjusted to reflect the Reverse Stock Split, unless otherwise indicated.

No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who otherwise held a fraction of a share of common stock of the Company will receive a cash payment (without interest and subject to withholding taxes, as applicable) in lieu thereof at a price equal to that fraction of a share to which the stockholder would otherwise be entitled, multiplied by the closing price of the Company’s shares on The Nasdaq Global Market on the trading day immediately preceding the effective date of the Reverse Stock Split.

1.	ORGANIZATION AND DESCRIPTION OF BUSINESS

Cycurion, Inc. (f/k/a KAE Holdings, Inc.; f/k/a Cyber Secure Solutions, Inc.)(the “Company”, “Cycurion”, “we”, “us” or “our”) was incorporated on October 12, 2017, in the state of Delaware. Through its subsidiaries, the Company provides premier information technology security solutions. The Company continually strives to deliver top-notch services in the areas of risk management, cybersecurity, information assurance, systems engineering and help desk solutions. The Company is headquartered in McLean, Virginia. On July 14, 2020, the Company changed its corporate name from KAE Holdings, Inc. to Cyber Secure Solutions, Inc., and, on February 24, 2021, to Cycurion, Inc.

The Company has two first-tier wholly-owned subsidiaries, Cycurion Sub, Inc. (formerly Cycurion, Inc., until February 14, 2025) and Cycurion Crypto Inc., a Delaware corporation formed in July 2025, and three indirectly wholly-owned second-tier subsidiaries: (i) Axxum Technologies LLC (“Axxum”), a Virginia limited liability company formed in December 2006, (ii) Cloudburst Security LLC (“Cloudburst”), a Virginia limited liability company formed in January 2007, and (iii) Cycurion Innovation, Inc., a Delaware corporation formed in September 2021 (“Cycurion Innovation”), in connection with our acquisition of assets from Sabres Security Ltd. (“Sabres”), a leading Israeli-based cybersecurity provider.

Business Combination

On February 14, 2025, the Company completed the business combination and transactions (the “Business Combination”) as set forth in an Agreement and Plan of Merger, dated November 21, 2022, as amended on April 26, 2024, December 31, 2024 and February 13, 2025 (the “Merger Agreement”), by and among Western Acquisition Ventures Corp. (“Western”), Western Acquisition Merger Inc., a Delaware corporation and a wholly-owned subsidiary of Western (“Merger Sub”), and Cycurion Sub, Inc., a Delaware corporation formerly known as Cycurion, Inc. (“Cycurion Sub”). As contemplated by the Merger Agreement, Merger Sub merged with and into Cycurion Sub with Cycurion Sub as surviving the merger as a wholly-owned subsidiary of Western. In addition, in connection with the consummation of the Business Combination, Western was renamed “Cycurion, Inc.”

As a result of the Business Combination, each common share of Cycurion Sub was cancelled and converted into shares of Company Common Stock, on the terms set forth in the Merger Agreement. Pursuant to the terms of the Merger Agreement, the aggregate number of shares of Company Common Stock that was delivered as consideration in the Business Combination was capped at 500,000 shares. Concurrently with the completion of the Business Combination, the Company issued an aggregate of 218,102 shares of Common Stock, 106,816 shares of Series A convertible preferred stock (“Series A Convertible Preferred Stock”), 3,000 shares of Series B convertible preferred stock (“Series B Convertible Preferred Stock”), 4,851 shares of Series C convertible preferred stock (“Series C Convertible Preferred Stock”), 6,666,666 shares of Series D convertible preferred stock (“Series D Convertible Preferred Stock”), 22,696 Series A warrants, 200,000 Series B warrants, 242,424 Series D warrants , 9,006 Common Stock warrants, 15,760 shares of Common Stock issued in connection with the Series D private placement, 16,667 shares of Common Stock issued to A.G.P./Alliance Global Partners (“A.G.P.”), 8,333 shares of Common Stock issued to Seward & Kissel LLP and 2,627 shares of Common Stock issued to Baker & Hostetler LLP.

The Business Combination has been accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) because Cycurion is the operating company and has been determined to be the accounting acquirer under Financial Accounting Standards Board’s Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”), while Western is a blank check company.

Under the reverse recapitalization model, the Business Combination was treated as Cycurion issuing equity for the net assets of Western, with no goodwill or intangible assets recorded.

While Western was the legal acquirer in the Business Combination, because Cycurion Sub, prior to the Business Combination, was deemed the accounting acquirer, the historical financial statements of Cycurion Sub became the historical financial statements of the combined company upon the consummation of the Business Combination. As a result, the financial statements reflect (i) the historical operating results of Cycurion Sub prior to the Business Combination; (ii) the combined results of Western and Cycurion Sub following the closing of the Business Combination; (iii) the assets and liabilities of Cycurion Sub at their historical cost; and (iv) Cycurion’s equity structure for all periods presented.

In accordance with the applicable guidance, the equity structure has been retroactively restated in all comparative periods up to the closing date of the Business Combination to reflect the number of shares of the Company’s Common Stock issued to Cycurion Sub Common Stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Cycurion Sub prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination.

Going Concern

The accompanying financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company on a going concern basis. The going concern basis assumes that assets are realized, and liabilities are settled in the ordinary course of business at amounts disclosed in the financial statements. As of December 31, 2025, there was substantial doubt regarding the Company’s ability to continue as a going concern, as the Company had a net working capital deficit and an accumulated deficit resulting from substantial losses incurred during the year ended December 31, 2025 and from prior periods. The Company’s ability to continue as a going concern depends upon its ability to market and sell its products to generate positive operating cash flows. As of December 31, 2025, the Company had an accumulated deficit of $26.9 million and a working capital deficit of $8.9 million. In addition, the Company had a net cash outflow of $12.1 million from operating activities during the year ended December 31, 2025. These circumstances continued to give rise to substantial doubt as to whether the Company will be able to continue as a going concern and did not alleviate the doubt outstanding from 2024.

Management’s plan is to continue improving operations to generate positive cash flows and register shares of its Common Stock in order to undertake a public offering to raise additional capital. Management believes that the valuation and liquidity brought by a public offering of its securities will allow holders of convertibles notes, and convertible preferred stockholders the mechanism to convert their securities into Common Stock that will reduce the Company’s overall leverage and debt service requirement. If the Company is not able to continue generating positive operating cash flows, and raise additional capital, there is the risk that the Company may become insolvent.

Emerging Growth Company

The Company is an emerging growth company as defined in Section 102(b)(1) of the Jumpstart Our Business Start-ups Act of 2012 (the “JOBS Act”) which exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, and it has different application dates for public or private companies. The Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Nasdaq Communications

On August 21, 2025, the Company announced that we received formal notification on August 19, 2025 and August 20, 2025 from the Nasdaq Stock Market (“Nasdaq”) regarding its previous deficiencies. On August 19, 2025, Nasdaq determined that we comply with Nasdaq Listing Rule 5450(b)(1)(A), which requires a minimum of $10,000,000 in stockholders’ equity (“Equity Rule”), based on our Form 10-Q for the period ended June 30, 2025, evidencing stockholders’ equity of $10,448,853. Reference is made to the April 11, 2025 notification for failure to maintain a minimum market value of listed securities of $50,000,000 over the previous 30 consecutive business days as set forth in Listing Rule 5450(b)(2)(A) (“MVLS Rule”). As we are in compliance with the Equity Rule, Nasdaq notified us that the matter regarding the MVLS Rule is now closed. Additionally, on August 20, 2025, we received formal notification from Nasdaq, determining that for the last 10 consecutive business days, from August 5, 2025 to August 18, 2025, our market value of publicly held shares (“MVPHS”) has been $5,000,000 or greater set forth in Nasdaq Listing Rule 5450(b)(1)(C) (“MVPHS Rule”), and that we have regained compliance with the MVPHS Rule.

On October 14, 2025, we received written notice from the staff of Nasdaq Listing Qualifications (the “Staff”) that it has determined to commence proceedings to delist our Common Stock from the Nasdaq Global Market. As previously announced in a Current Report filed with the U.S. Securities and Exchange Commission (the “SEC”), on April 15, 2025, the Staff notified the Company on April 9, 2025 that, for the prior 30 consecutive business days, the closing bid price of our Common Stock had been below the minimum of $1.00 per share required for continued listing on The Nasdaq Global Market under Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Rule”). The notification letter stated that we would be afforded 180 calendar days, or until October 6, 2025, to regain compliance. The Company did not regain compliance with the Bid Price Rule by October 6, 2025, and the listed security was subject to delisting from The Nasdaq Global Market.

On October 20, 2025, the Company submitted its request to the Nasdaq Global Market to appeal the Staff’s determination to a Hearings Panel (the “Panel”) pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series, which stayed the suspension of the Company’s securities and the filing of a Form 25-NSE with the SEC that would remove the Company’s shares of Common Stock from listing and registration on The Nasdaq Stock Market. The Company’s hearing was scheduled for November 20, 2025.

On November 11, 2025, the Company announced that it received a letter Nasdaq stating that Nasdaq has determined that the Company has regained compliance with Nasdaq’s Bid Price Rule requirement under Listing Rule 5450(a)(1). The Company is now in compliance with Nasdaq Global Market’s listing requirements. Additionally, Nasdaq confirmed that the previously scheduled hearing before the Panel on November 20, 2025 has been canceled. The Company’s securities will continue to be listed and traded on The Nasdaq Stock Market without interruption and no further communication from Nasdaq has been received as of the date of this filing.

Reverse Stock Split

On October 27, 2025, the Company announced a one-for-thirty reverse stock split of the Company’s shares of Common Stock, par value $0.0001 per share (the “Reverse Stock Split”) that took effect with the commencement of business on October 27, 2025.

The Company effected the Reverse Stock Split by filing the Second Amendment to the Second Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware. The Company’s shares of Common Stock began trading on a split-adjusted basis on The Nasdaq Global Market, when the market opened on October 27, 2025, under the existing trading symbol “CYCU” and new CUSIP number 95758L305.

As a result of the Reverse Stock Split, every thirty of the Company’s issued shares of Common Stock was combined into one issued share of Common Stock, without any change to the par value per share and without any change in the total number of authorized shares of Common Stock. The number of outstanding shares of Common Stock was reduced from approximately 86,533,435 shares to approximately 2,884,447 shares. All disclosures affected in this prospectus, including share counts and warrant counts have been retroactively adjusted to give effect to the Reverse Stock Split.

No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who otherwise held a fraction of a share of Common Stock of the Company will receive a cash payment (without interest and subject to withholding taxes, as applicable) in lieu thereof at a price equal to that fraction of a share to which the stockholder would otherwise be entitled, multiplied by the closing price of the Company’s shares on The Nasdaq Global Market on the trading day immediately preceding the effective date of the Reverse Stock Split.

Restricted Cash

In accordance with the trust agreement between Western and Equiniti Trust Company, LLC, dated January 11, 2022, the Company is permitted to withdraw interest from the trust account (the “Trust Account”) to pay its tax obligations, including federal income taxes and state franchise taxes. The balance of this withdrawal would be presented in restricted cash, but as of December 31, 2025 there are no amounts in restricted cash.